Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31, 2024	June 30, 2024
	US$	US$
Electronic equipment	122,404	122,945
Furniture, fixtures and other equipment	2,033	2,042
Leasehold improvement	10,987	11,035
Property and equipment, cost	135,424	136,022
Less: accumulated depreciation	(126,749)	(124,806)
	8,675	11,216